Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 15 - RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $667, $394 and $204 in 2015, 2014 and 2013, respectively. In conjunction with freezing the pension plan, as discussed below, the Company changed the matching contribution calculation from twenty-five percent of the first six percent of an employee’s contribution to 100% of an employee’s first three percent contributed and 50% of the next two percent contributed. This change took place on July 1, 2014.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1⁄2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no additional benefits would accrue beyond April 30, 2014. This curtailment resulted in a $4,039 reduction to the projected benefit obligation in 2014. Also, the curtailment resulted in an increase in accumulated other comprehensive loss of $2,666 in 2014.

In October 2015, the Company, on behalf of it and its subsidiaries, entered into Pension Shortfall Agreements (the “Shortfall Agreements”) with ten other employees of the Bank. When the Company ceased accruals to its defined benefit pension plan on April 30, 2014, the circumstances of some participants with limited periods until their anticipated retirement dates would not permit them to use other available alternatives to make up for the shortfall in their expected pension. The Company calculated the total amount of the shortfall for each of the referenced individuals after considering its contributions to other retirement benefits. Pension shortfall expense was $380 in 2015. A total of $11 of interest expense was also recorded and credited to the accounts of the ten individuals covered by this plan.

Information about the pension plan is as follows:

	2015	2014
Change in benefit obligation:
Beginning benefit obligation	$16,953	$18,456
Service cost	—	306
Interest cost	604	639
Curtailment gain	—	(4,039)
Settlement loss	117	55
Actuarial (gain)/loss	(6)	3,007
Benefits paid	(1,340)	(1,471)

Ending benefit obligation	16,328	16,953

Change in plan assets, at fair value:
Beginning plan assets	16,184	15,466
Actual return	129	703
Employer contribution	700	1,515
Benefits paid	(1,340)	(1,471)
Administrative expenses	(26)	(29)

Ending plan assets	15,647	16,184

Funded status at end of year	$(681)	$(769)

Amounts recognized in accumulated other comprehensive income at December 31, consist of unrecognized actuarial loss of $4,049, net of $2,086 tax in 2015 and $3,777, net of $1,946 tax in 2014.

The accumulated benefit obligation for the defined benefit pension plan was $16,328 at December 31, 2015 and $16,953 at December 31, 2014.

The components of net periodic pension expense were as follows:

	2015	2014	2013
Service cost	$—	$306	$1,204
Interest cost	604	639	884
Expected return on plan assets	(1,088)	(1,021)	(965)
Net amortization and deferral	270	334	698

Net periodic pension cost (benefit)	$(214)	$258	$1,821

Net loss (gain) recognized in other comprehensive loss	412	(1,228)	(4,406)

Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$198	$(970)	$(2,585)

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $332.

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2015	2014	2013
Discount rate on benefit obligation	4.16%	3.69%	4.38%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2015	2014	2013
Discount rate on benefit obligation	3.69%	4.38%	3.72%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	3.00%	3.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2015 was zero.

The Company’s pension plan asset allocation at year-end 2015 and 2014 and target allocation for 2016 by asset category are as follows:

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2016	2015	2014
Equity securities	20-50%	48.2%	46.7%
Debt securities	30-60	47.0	48.3
Money market funds	20-30	4.8	5.0

Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in four diversified investment funds, which include two equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. The expected long-term rate of return on the plan assets was 7.00% in 2015 and 2014. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

Although the plan is frozen, the Company expects to make a $500 contribution to its pension plan in 2016. Employer contributions totaled $700 in 2015. The decrease in the benefit obligation, contributions and the increase in plan assets led to a change in funded status from $(769) at December 31, 2014 to $(681) at December 31, 2015.

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2015 and 2014:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$94	$—	$—	$94
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,338	—	—	7,338
Equities	6,315	—	—	6,315
Equity market funds:
International	357	—	—	357
Large cap	1,155	—	—	1,155
Mid cap	242	—	—	242
Small cap	123	—	—	123

Total assets at fair value	$15,647	$—	$—	$15,647

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3	$—	$—	$3
Money market funds	91	—	—	91
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,802	—	—	7,802
Equities	6,383	—	—	6,383
Equity market funds:
Commodity mutual funds	19	—	—	19
International	342	—	—	342
Large cap	1,150	—	—	1,150
Mid cap	253	—	—	253
Small cap	118	—	—	118

Total assets at fair value	$16,184	$—	$—	$16,184

Investment in equity securities, debt securities, money market funds and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows:

2016	$1,520
2017	1,820
2018	528
2019	1,367
2020	1,033
2021 through 2025	5,565

Total	$11,833

Supplemental Retirement Plan

Civista established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Under the SERP, participants will receive annually, following retirement, a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2015, was $1,775, compared to $1,498 at December 31, 2014. The expense related to the SERP was $299, $398 and $412 for 2015, 2014 and 2013, respectively. Distributions to participants made in 2015 totaled $22. Distributions to participants made in 2014 totaled $11.